Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 688.8	$ 598.4	$ 539.5
After Tax	544.2	472.7	426.2
Employee Stock
Incentive Compensation Plans Expense [Line Items]
Pretax	89.4	90.1	76.2
After Tax	70.6	71.2	60.2
Employee Stock Option
Incentive Compensation Plans Expense [Line Items]
Pretax	0.0	0.1	1.0
After Tax	$ 0.0	$ 0.1	$ 0.8